INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	$ 2,276	$ 1,512	$ 1,632
Non-Current Assets	34,304	27,965	19,643
Total assets	36,580	29,477	21,275
Current Liabilities	2,417	1,564	1,515
Non-Current Liabilities	19,495	14,439	10,116
Total liabilities	21,912	16,003	$ 11,631
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	2,539	2,822
Non-Current Assets	30,504	37,553
Total assets	33,043	40,375
Current Liabilities	2,900	2,887
Non-Current Liabilities	13,670	17,688
Total liabilities	16,570	20,575
Total Net Assets	16,473	19,800
Attributable to Other Ownership Interests	11,882	14,228
Attributable to Partnership's Share	4,591	5,572
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	289	631
Non-Current Assets	2,227	9,068
Total assets	2,516	9,699
Current Liabilities	325	756
Non-Current Liabilities	1,391	4,892
Total liabilities	1,716	5,648
Total Net Assets	800	4,051
Attributable to Other Ownership Interests	708	3,037
Attributable to Partnership's Share	92	1,014
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	1,520	1,548
Non-Current Assets	15,892	17,096
Total assets	17,412	18,644
Current Liabilities	1,876	1,396
Non-Current Liabilities	6,447	7,002
Total liabilities	8,323	8,398
Total Net Assets	9,089	10,246
Attributable to Other Ownership Interests	6,592	7,385
Attributable to Partnership's Share	2,497	2,861
Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	178	164
Non-Current Assets	5,307	5,054
Total assets	5,485	5,218
Current Liabilities	162	162
Non-Current Liabilities	2,875	2,784
Total liabilities	3,037	2,946
Total Net Assets	2,448	2,272
Attributable to Other Ownership Interests	1,265	1,196
Attributable to Partnership's Share	1,183	1,076
Data Infrastructure [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	447	464
Non-Current Assets	6,692	6,281
Total assets	7,139	6,745
Current Liabilities	438	561
Non-Current Liabilities	2,902	2,968
Total liabilities	3,340	3,529
Total Net Assets	3,799	3,216
Attributable to Other Ownership Interests	3,089	2,602
Attributable to Partnership's Share	710	614
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	105	15
Non-Current Assets	386	54
Total assets	491	69
Current Liabilities	99	12
Non-Current Liabilities	55	42
Total liabilities	154	54
Total Net Assets	337	15
Attributable to Other Ownership Interests	228	8
Attributable to Partnership's Share	$ 109	$ 7
Bottom of range | Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	11.00%	11.00%
Bottom of range | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	11.00%	11.00%
Bottom of range | Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	20.00%	20.00%
Bottom of range | Data Infrastructure [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	21.00%	21.00%
Bottom of range | Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	25.00%	25.00%
Top of range | Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	20.00%	28.00%
Top of range | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	50.00%	50.00%
Top of range | Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	50.00%	50.00%
Top of range | Data Infrastructure [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	21.00%	21.00%
Top of range | Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	50.00%	40.00%